Equity Incentive Plans (Narrative) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012 Year	Jun. 30, 2011 Year	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009 Year	Mar. 31, 2012	Jul. 14, 2004 2004 Plan [Member] Year	Dec. 31, 2004 2004 Plan [Member] Year	Nov. 30, 2011 2008 Plan [Member]	Jun. 30, 2012 2008 Plan [Member]	Dec. 31, 2011 2008 Plan [Member]	Dec. 31, 2010 2008 Plan [Member]	Dec. 31, 2008 2008 Plan [Member]	Jan. 31, 2011 2008 Plan [Member]	Dec. 31, 2004 Maximum [Member] 2004 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum shares of common stock authorized for issuance	300,000,000		74,000,000			300,000,000									9,615,248
Options granted vest over in years								4
Percentage of vesting granted for one year							25.00%
Percentage of vesting granted for first anniversary							25.00%
Percentage of vesting granted for second anniversary							25.00%
Percentage of vesting granted for third anniversary							25.00%
Percent of options granted are exercisable one year from the grant date							25.00%
Percent of options are exercisable ratably over the remaining 36 months							75.00%
Stock options expired term (in years)							10
Additional shares available for future grants													1,000,000
Percentage of total number of shares outstanding													4.00%
Additional number of shares available for grant under the plan									7,852,566			3,046,656		2,341,170
Period of increase in shares reserved for issuance under the plan									Provide that the number of shares reserved for issuance under the plan will be increased automatically on the first day of January each of the years 2013 through 2017
Total shares available for future grants											10,193,736
Shares available for future grants										6,868,276	8,213,830	318,444
Total unrecognized stock-based compensation expense related to nonvested shares	$ 25.3	$ 18.1	$ 17.1	$ 13.0	$ 8.4
Weighted average term of the unrecognized stock-based compensation expense	2.7	2.9	2.7	2.8	3.0
Contractual lives of options awarded	10 years
Aggregate intrinsic value of total pretax intrinsic value, stock price	$ 21.86		$ 10.00	$ 6.80	$ 5.61
Total intrinsic value of options exercised	$ 3.2		$ 0.8	$ 2.9	$ 14.5
Number of restricted stock shares granted	44,964	42,816	32,464	42,816
Weighted average fair value of restricted stock shares	$ 18.24	$ 5.61	$ 7.70	$ 5.61
Unvested restricted stock shares outstanding	86,930	145,875	103,244	474,958